StepStone Private Markets

Consolidated Schedule of Investments
June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Co-Investments - Non-Controlled/Non-Affiliated - 21.3% of NAV					1,2,3,4
Investment Funds - 15.9% of NAV
Europe - 2.1% of NAV
BC Partners Defender Co-Investment L.P.	Private Equity	09/10/2021	$3,569,447	$6,092,358	*
Blackstone Infrastructure Hogan Co-Invest 2 (CYM) L.P.	Real Assets	08/30/2023	11,972,057	15,403,514	⁺
Blackstone Infrastructure Miro Co-Invest (CYM) L.P.	Real Assets	04/25/2022	7,469,715	11,832,284	*,⁺
CCP Hermes LP	Private Equity	11/01/2024	21,570,222	20,920,936	*,⁺
Cinven Pegasus Limited Partnership	Private Equity	10/02/2024	7,124,058	10,239,288	*
Enak Aggregator Limited Partnership	Private Equity	01/18/2022	2,875,802	4,487,581	*
Everest Co-Investment LP	Private Equity	03/19/2025	4,866,936	5,853,815	*
Kindred Capital Co-Invest I LP	Private Equity	04/26/2022	15,125,016	11,100,000	*
KKR Cretaceous Co-Invest L.P.	Real Assets	12/08/2022	14,300,000	20,703,813	*
Palace Co-Invest, SLP	Real Assets	08/07/2021	6,373,441	16,030,676	*
Triton C Investment A L.P.	Private Equity	03/29/2022	4,912,115	6,412,923	*
Total Europe			$100,158,809	$129,077,188
North America - 13.3% of NAV
ActiveProspect Five Elms, L.P.	Private Equity	12/30/2025	$21,790,236	$22,828,055	5
AMP-20 Sterling Limited Partnership	Private Equity	08/02/2023	5,049,153	3,301,631	*,⁺
Ares CARS Co-Invest, L.P.	Real Assets	05/26/2022	23,270,071	30,654,004	*,⁺
Ares Insurance Partners, L.P.	Private Equity	10/17/2024	21,997,712	24,915,073	*,⁺
Ares SH Partners LP	Real Assets	11/14/2025	8,540,139	9,231,964	⁺,5
Ascend SMG Co-Invest 1, L.P.	Private Equity	09/25/2023	2,562,567	3,953,825	*
Buckeye Co-Invest II, LP	Real Assets	07/26/2024	7,462,377	8,925,057
Castlelake Consumer Receivables Opportunity III, L.P.	Private Debt	06/26/2024	4,932,208	11,425,331	*,⁺
CD&R Gemini Equity Holdings, L.P.	Private Equity	04/22/2026	—	—	*,⁺,5
Cinven Discovery Limited Partnership	Private Equity	09/22/2022	2,400,645	6,903,735	*
Columbia Spectrum Partners VI-A, L.P.	Private Equity	09/10/2024	45,000,000	62,551,629	*
Columbia XIG Co-Invest L.P.	Private Equity	11/25/2025	1,507,750	1,522,338	*,⁺,5
Crayhill Stepstone ABF Opportunities Fund LP	Private Debt	06/29/2026	9,854,689	9,687,362	*,⁺,5
ECP V (California Co-Invest), LP	Real Assets	08/19/2024	26,218,153	28,460,643	*,⁺
Elk 2 Coinvest I, L.P.	Private Equity	07/29/2024	45,215,499	51,063,368	*,⁺
EQT X Co-Investment (F) SCSp	Private Equity	02/09/2024	4,938,839	4,711,394	*
FH Sunrise Co-Investment I, LP	Private Equity	05/01/2023	4,365,458	5,806,059	*
FTV – FA, L.P .	Private Equity	07/16/2025	7,487,590	7,462,509	*,⁺
HP Prestige Co-Invest Blocker Aggregator, LP	Private Equity	07/18/2025	11,148,418	11,147,335	*,5
HS Gamma-1 LLC	Private Equity	10/13/2025	54,492,204	53,057,089	*,5
HS Lotus LLC	Private Equity	09/25/2025	53,453,101	52,350,956	*,5
HS Ruby LLC	Private Equity	07/25/2024	511,182	70,897	*,⁺
HS Sky LLC	Private Equity	12/22/2025	51,478,898	60,321,296	*,5
IPEX Co-Invest, L.P.	Private Equity	02/28/2024	5,006,667	4,244,380	*
JFL-Rand Co-Invest US Partners, L.P.	Private Equity	03/10/2023	3,501,204	18,894,828	*,⁺
JFL-Tiger Co-Invest Partners, L.P.	Private Equity	10/12/2023	4,171,578	8,959,783	*,⁺
KKR Apple Co-Invest L.P.	Real Assets	09/20/2021	5,173,770	8,290,512	*

StepStone Private Markets

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Co-Investments - Non-Controlled/Non-Affiliated (continued)
Investment Funds (continued)
North America (continued)
KKR Gameday Co-Invest L.P.	Private Equity	08/22/2024	$25,891,890	$36,228,300	*
LJ Perimeter Co-Invest, L.P.	Private Equity	10/28/2022	5,773,281	5,674,500	*,⁺
LJ Shield Co-Invest, L.P.	Private Equity	07/11/2024	17,372,707	22,583,679	*,⁺
MDCP Co-Investors (Chicago-C), L.P.	Private Equity	10/28/2025	14,718,026	17,181,060	*,5
MH Fund II Co-Invest, LP	Real Assets	03/23/2021	3,866,967	7,055,560	6
Novacap TMT VI Co-Investment (Cadenza), L.P.	Private Equity	08/22/2023	3,293,566	3,964,246	*
OSP Co-Invest II, LP - MB series	Private Equity	01/02/2024	10,010,000	22,041,145	*,6
Palms Co-Investment Partners, L.P.	Private Equity	06/03/2022	4,676,598	5,290,013	*
Pegasus Coinvestors, L.P.	Real Assets	10/05/2021	3,686,738	4,861,372	⁺,7
Peggy Aggregator, LLC	Real Assets	12/02/2025	30,150,649	32,904,124	*,6
POWWR Five Elms, L.P.	Private Equity	09/24/2025	17,603,628	23,884,535	8
Providence VIII Tetris Co-Investment-A L.P.	Private Equity	11/18/2022	3,972,179	6,935,131	*,⁺
RB Tentpole Co-Invest UB, LP	Private Equity	08/04/2025	5,706,409	5,542,651	*
Ridgewood Journey LLC	Real Assets	03/27/2026	27,966,456	27,961,477	*,⁺,7
RPIII FB Co-Invest LLC	Private Equity	03/02/2023	5,032,105	5,900,000	*,7
Starlight Co-Invest LP	Private Equity	10/30/2024	20,070,739	21,906,271	*
Stripes VI Rainier Co-Invest, LP	Private Equity	10/31/2024	25,094,189	25,006,426	*
THL Fund IX Investors (BV), L.P.	Private Equity	05/05/2021	2,489,602	4,973,276	*
TPG VIII Merlin CI II, L.P.	Private Equity	07/30/2021	371,161	2,196,932	⁺
WindRose – Veristat Investment Holdings, L.P.	Private Equity	05/07/2026	35,000,000	35,000,000	*,5
WP Irving Co-Invest, L.P.	Private Equity	04/11/2022	408,443	4,850,693
WP Meridian Co-Investment Vehicle, L.P.	Private Equity	06/04/2026	2,646,021	2,646,021	*,⁺,5
Total North America			$697,331,462	$835,328,465
Rest of World - 0.5% of NAV
BGO Asia III Blossoms Co-Investment LP	Real Assets	10/10/2023	$10,323,378	$12,987,369	*,⁺,9
MC Accelerate Co-Invest Feeder LP	Private Equity	09/26/2025	10,065,799	17,264,093	*,5
Total Rest of World			$20,389,177	$30,251,462
Total Investment Funds			$817,879,448	$994,657,115
Direct Equity - 3.4% of NAV
Europe - 0.4% of NAV
Athora Holding Ltd. (2,878,055 common shares)	Private Equity	03/20/2026	$22,876,967	$22,498,012	*,⁺,5,12
Total Europe			$22,876,967	$22,498,012
North America - 3.1% of NAV
BPCP Speedstar Acquisition, LLC (1,900 common shares)	Private Equity	01/20/2021	$1,367,940	$1,480,913	*,6,12
Cendyn Group Holdings LLC (675 preferred units)	Private Equity	10/05/2023	38,142,589	38,123,195	12
Decisions, LLC (1,718,769 common units)	Private Equity	12/28/2020	2,700,000	6,728,062	*,7,12
Ilumed Parent LLC (3,825 preferred units)	Private Equity	08/19/2024	22,006,789	29,007,362	*,6,12
Mosyle Corporation - Series B-2 (45,010 preferred shares)	Private Equity	04/21/2022	1,083,980	1,467,658	12
MPP KKC Holdings, LLC (3,000,000 common units)	Private Equity	11/10/2021	2,926,830	5,900,984	*,6,12

StepStone Private Markets

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Co-Investments - Non-Controlled/Non-Affiliated (continued)
Direct Equity (continued)
North America (continued)
MTS Belmont Holdings, L.P. (13,680,871 common shares)	Private Equity	06/03/2025	$13,690,871	$13,690,871	*,12
Peak Topco, Inc. (20,833 common shares)	Private Equity	08/23/2024	17,565,545	22,402,602	*,⁺,12
Sidewalk Infrastructure Partners, LLC (2,572,016 Series C preferred units)	Real Assets	03/16/2026	50,000,000	72,900,000	*,10,12
Total North America			$149,484,544	$191,701,647
Total Direct Equity			$172,361,511	$214,199,659
Direct Debt - 2.0% of NAV
North America - 2.0% of NAV
Birch Grove CLO Ltd. ($17,158,750 principal amount, 07/17/2037, subordinated note)	Private Debt	10/15/2024	$11,574,016	$9,067,327	12,13
Birch Grove CLO 10 Ltd. ($18,500,000 principal amount, 1/22/2038, subordinated note)	Private Debt	11/26/2024	18,262,134	13,960,144	12,13
Birch Grove CLO 12 Ltd. ($18,500,000 principal amount, 4/22/2038, subordinated note)	Private Debt	01/02/2025	18,435,845	16,134,142	12,13
Carlyle US CLO 2025-2, Ltd. ($16,741,375 principal amount, 07/25/2038, subordinated note)	Private Debt	06/11/2025	14,583,104	13,003,781	5,12,13
CIFC Funding 2024-V, Ltd. ($22,896,900 principal amount, 01/22/2038, subordinated note)	Private Debt	12/20/2024	19,326,559	17,216,722	12,13
CIFC Funding 2025-IX Investor, Ltd. ($23,772,822 principal amount, 01/21/2038, subordinated note)	Private Debt	01/21/2026	20,857,656	21,443,528	5,12,13
Ilumed Parent LLC ($7,021,277 principal amount, 17.50%, 07/23/2027)	Private Debt	01/23/2026	7,021,277	7,021,273	6,12
Jefferies Credit Partners Direct Lending CLO 2025-2 Ltd. ($23,218,800 principal amount, 01/21/2038, subordinated note)	Private Debt	01/21/2026	21,495,183	23,188,517	5,12,13
NXT Capital CLO 2026-2, Ltd. ($2,518,989 principal amount, warehouse)	Private Debt	03/11/2026	2,518,989	2,518,988	⁺,5,12,14
Total North America			$134,074,763	$123,554,422
Total Direct Debt			$134,074,763	$123,554,422
Total Non-Controlled/Non-Affiliated Co-Investments			$1,124,315,722	$1,332,411,196
Primary Investments - Non-Controlled/Non-Affiliated - 1.2% of NAV					1,2,3,4
Investment Funds - 1.2% of NAV
Europe - 0.1% of NAV
Nyver Fund I Coöperatief U.A.	Private Equity	09/30/2025	$1,147,590	$962,234	*,⁺,5
Total Europe			$1,147,590	$962,234
North America - 1.1% of NAV
Carlyle Santiago Aggregator, L.P.	Private Debt	08/23/2024	$30,740,399	$35,756,316
GC BSL CLO Fund, L.P.	Private Debt	10/20/2025	14,273,293	14,564,782	*,⁺,5
PennantPark Capital Liquidity Solutions, LP	Private Debt	08/04/2023	17,500,000	21,713,082	*,⁺
Total North America			$62,513,692	$72,034,180
Total Investment Funds			$63,661,282	$72,996,414
Total Non-Controlled/Non-Affiliated Primary Investments			$63,661,282	$72,996,414

StepStone Private Markets

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated - 79.7% of NAV					1,2,3,4
Investment Funds -79.7% of NAV
Europe - 15.2% of NAV
A9 USD (Feeder) L.P.	Private Equity	04/01/2026	$555,989	$866,872	⁺,5
Advent International GPE VII-E Limited Partnership	Private Equity	12/31/2021	695,079	155,987	*,⁺,9
Advent International GPE VIII Limited Partnership	Private Equity	09/30/2024	881,318	733,061	*
Advent International GPE VIII-B Limited Partnership	Private Equity	12/31/2024	2,698,303	2,078,258	*,5,8
Advent International GPE VIII-B-3 Limited Partnership	Private Equity	12/31/2025	1,048,537	1,009,787	*,5
Advent International GPE VIII-C Limited Partnership	Private Equity	12/31/2025	938,494	1,003,350	*,5
Advent International GPE VIII-D Limited Partnership	Private Equity	04/06/2026	63,158	171,896	*,5
Advent International GPE VIII-E Limited Partnership	Private Equity	04/06/2026	271,605	740,766	*,5
Advent International GPE VIII-H Limited Partnership	Private Equity	12/31/2021	2,791,789	1,638,007	*,5,9
Advent International GPE IX Limited Partnership	Private Equity	09/30/2024	8,064,558	8,223,367	*,⁺,5,9
Advent International GPE IX-A SCSp	Private Equity	09/30/2024	1,675,899	1,738,425	*,⁺
Advent International GPE IX-F Limited Partnership	Private Equity	12/31/2024	1,985,433	2,221,345	*,⁺,8
Advent International GPE X-A SCSp	Private Equity	09/30/2024	1,150,941	1,458,359	*,⁺
Advent International GPE X-C Limited Partnership	Private Equity	03/31/2026	2,642,989	2,992,186	*,⁺,5
Albea Co-Invest SCSp	Private Equity	03/31/2026	318,225	462,843	*,5
Altor Fund IV (No. 1) AB	Private Equity	12/30/2022	9,423,837	9,267,506	*,⁺
Altor Fund V (No. 1) AB	Private Equity	12/30/2022	18,784,259	27,633,569	⁺
Altor Fund V (No. 2) AB	Private Equity	06/30/2023	2,079,714	3,010,388	⁺
Ambienta Water Pumps, SCSp	Private Equity	12/06/2024	27,435,138	33,737,348	*,⁺
Apax IX USD L.P.	Private Equity	09/30/2024	2,355,870	1,845,863	⁺,9
Apax X USD L.P.	Private Equity	09/30/2024	3,162,140	3,639,119	*,⁺,9
ARDIAN Infrastructure Fund IV S.C.A., SICAR	Real Assets	10/04/2024	11,045,155	11,039,917	⁺
ARDIAN Infrastructure Fund V S.C.A., SICAR	Real Assets	10/04/2024	32,397,747	35,751,449	*,⁺,5
Astorg IQ-EQ Fund	Private Equity	12/31/2021	517,283	1,383,540	*,⁺
Astorg V Fund	Private Equity	01/11/2021	—	—	*
AVS I (Feeder) L.P.	Private Equity	03/31/2026	—	—	*,⁺,5
Bain Capital Europe Fund V, SCSp	Private Equity	03/31/2026	1,666,733	2,207,171	*,⁺,5
BE VI 'B' LP	Private Equity	09/30/2024	1,345,374	1,085,168	⁺
BID Equity Continuation Fund I SCSp	Private Equity	05/27/2025	9,869,742	13,391,777	*,⁺,5
Bridgepoint Europe V 'A3' LP	Private Equity	09/30/2024	555,881	795,469	*,⁺
Carlyle Europe Technology Partners III, L.P.	Private Equity	09/30/2024	692,343	225,558	*,⁺
Cevine Capital Management VI (No.1) Feeder Limited Partnership Incorporated	Private Equity	09/30/2024	366,367	286,376	⁺,9
CF24XB SCSp	Private Equity	04/16/2025	360,150	372,649	*,⁺,8
CVC Capital Partners VII (A) L.P.	Private Equity	04/01/2026	435,209	615,945	⁺,5
CVC Capital Partners VIII (A) L.P.	Private Equity	09/30/2024	5,179,992	6,917,540	⁺,9
DFI European Value-Add Fund II	Real Assets	07/12/2021	1,774,810	1,665,494	*,⁺,8
DIF Core Infrastructure Fund II SCSp	Real Assets	09/30/2024	11,322,330	13,309,340	*,⁺
DIF Infrastructure VI SCSp	Real Assets	09/30/2024	11,081,463	13,227,600	*,⁺
Digital Infrastructure Vehicle II SCSp	Real Assets	03/23/2026	7,463,382	9,316,983	*,⁺,5
Elysium Acquisition LP	Private Equity	12/09/2024	14,365,763	21,589,043	*,⁺

StepStone Private Markets

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Investment Funds (continued)
Europe (continued)
EMK Capital Partners II LP	Private Equity	12/31/2025	$10,593,635	$12,415,558	*,⁺,5
Epiris Fund II (B) L.P.	Private Equity	09/30/2025	9,482,170	11,752,748	*,⁺,5
EQT Infrastructure IV (No.2) EUR SCSp	Real Assets	09/29/2023	7,250,313	9,459,056	*,⁺,8
EQT Infrastructure IV (No.2) USD SCSp	Real Assets	10/10/2023	55,185,551	74,228,014	*,⁺,8
EQT Infrastructure V (No.1) EUR SCSp	Real Assets	07/12/2024	33,575,934	41,498,269	*,⁺
EQT VIII (No.2) SCSp	Private Equity	07/06/2022	4,940,842	2,374,950	*,⁺,9
EQT IX (No.2) EUR SCSp	Private Equity	07/06/2022	12,536,230	15,056,699	*,⁺,9
Equistone Partners Europe Fund IV	Private Equity	12/31/2020	231,365	32,560	*
Exponent Private Equity Partners III, LP	Private Equity	09/30/2025	6,529,127	7,000,979	*,⁺,5
F3 Presto HVD CV Fund AB	Private Equity	04/12/2024	5,235,797	6,438,779	*,⁺
Fifth Cinven Fund (No. 1) Limited Partnership	Private Equity	10/30/2020	807,009	1,134,169	*,8
Five Arrows Principal Investments III SCSp	Private Equity	04/07/2026	1,553,577	2,428,926	*,⁺,5
Five Arrows Principal Investments IV SCSp SICAV-RAIF	Private Equity	04/07/2026	1,838,926	2,676,383	*,⁺,5
Generali Lion River Fund XV SCSp	Private Equity	11/20/2025	152,487	110,465	*,⁺,5
Generali Lion River Secondary Fund I SCSp	Private Equity	11/20/2025	22,104,647	27,689,488	*,⁺,5
GIP Pegasus Fund, L.P.	Real Assets	08/20/2024	19,890,519	21,293,928	*
Growth Capital Partners Fund V LP	Private Equity	04/14/2022	7,599,855	6,304,488	⁺,8
Gyrus 1 LP	Private Equity	12/09/2024	7,153,578	8,317,225	*,⁺
Harbert European Real Estate Fund III, L.P.	Real Assets	07/12/2021	—	4,798	*,⁺,8
HgCapital 8 D L.P.	Private Equity	04/01/2026	638,988	661,817	*,⁺,5
HgCapital Mercury 2 D L.P.	Private Equity	04/01/2026	352,551	405,367	*,⁺,5
IK Small Cap II Fund No.1 SCSp	Private Equity	12/31/2024	240,310	313,833	*
Index Ventures Growth III (Jersey), L.P.	Private Equity	04/07/2026	2,164,527	1,387,019	*,5
Inflexion Buyout Fund V (No.1) Limited Partnership	Private Equity	01/07/2025	1,261,401	910,025	*,⁺
Inflexion Continuation Fund I (No. 1) Limited Partnership	Private Equity	05/20/2025	8,819,148	9,740,100	*,⁺,5
InfraRed Infrastructure V (1) LP	Real Assets	06/29/2022	5,086,346	5,970,551	*,⁺
InfraVia European Fund IV FPCI	Real Assets	10/02/2024	9,264,270	11,197,762	*,⁺
InfraVia European Fund V FPCI	Real Assets	10/02/2024	15,008,306	18,132,490	⁺
InfraVia European Fund V SCSp	Real Assets	12/31/2025	24,727,583	26,721,175	⁺,5
Kitty Hawk Capital Partners IV L.P.	Real Assets	07/12/2021	271,973	361,970	*,⁺,8
LEA Strategic Opportunities Fund I GmbH & Co.	Private Equity	02/05/2024	15,929,013	27,827,904	*,⁺
LQG JV Landmark Portfolio GmbH & Co. KG	Real Assets	07/12/2021	932,694	541,821	*,8
Macquarie European Infrastructure Fund 4 FPCI	Real Assets	04/25/2023	—	1,098,698	*,⁺
Macquarie European Infrastructure Fund 5 SCSp	Real Assets	04/25/2023	16,863,544	20,774,862	⁺
Macquarie European Infrastructure Fund 6 SCSp	Real Assets	10/01/2024	57,852,929	65,325,450	5
MCP Continuation Fund I Coöperatief U.A.	Private Equity	06/04/2025	12,886,666	13,948,759	*,⁺,5
MI Continuation Fund A	Private Equity	02/23/2024	11,260,258	11,250,211	*,⁺
MML Dorchester SCSp	Private Equity	12/17/2025	8,133,690	10,832,407	*,⁺,5
Next Generation Rail Fund SCSp	Real Assets	06/29/2026	33,695,636	38,745,195	*,⁺,5
NIC Battery Acquisition LP	Real Assets	10/16/2024	17,051,091	33,036,808	*,⁺

StepStone Private Markets

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Investment Funds (continued)
Europe (continued)
Nordea Private Equity II - European Middle Market Buyout K/S	Private Equity	09/30/2024	$34,259	$42,667	*,⁺,11
Nordic Capital IX Beta, L.P.	Private Equity	03/31/2026	1,662,517	1,734,498	*,⁺,5
Oakley Capital Guinness B2 SCSp	Private Equity	06/08/2023	7,525,413	11,676,622	*,⁺
One Peak Co-Invest I LP	Private Equity	04/07/2026	1,810,912	2,094,713	*,5
One Peak Co-Invest III LP	Private Equity	04/07/2026	835,169	906,571	*,5
One Peak Co-Invest IV LP	Private Equity	04/07/2026	816,912	1,025,392	*,5
One Peak European Growth One LP	Private Equity	04/07/2026	2,934,939	3,698,537	*,5
One Peak Growth II SCSp	Private Equity	04/07/2026	2,140,331	2,537,895	*,⁺,5
One Peak Growth III SCSp	Private Equity	04/07/2026	1,728,606	2,364,386	*,⁺,5
PAI Europe VII-1	Private Equity	09/30/2024	3,023,466	3,803,225	*,⁺,5,9
Pan-European Infrastructure II, S.C.S.	Real Assets	10/03/2024	1,976,750	1,400,841	⁺
Pan-European Infrastructure III, SCSp	Real Assets	10/03/2024	10,287,640	12,294,674	⁺
Permira VI L.P.1	Private Equity	09/30/2024	4,958,741	4,173,461	*,⁺,5,9
Permira VII L.P.1	Private Equity	09/30/2024	13,630,440	15,957,030	*,⁺,9
Providence Strategic Growth Europe L.P.	Private Equity	04/01/2026	2,701,309	3,347,606	*,⁺,8
PSC Accelerator II (A), LP	Private Equity	11/23/2023	5,404,204	9,219,069	*,⁺
Red Garden Invest (E) AB	Private Equity	03/31/2026	8,673,500	5,613,176	*,⁺,5
Searchlight Capital II, L.P.	Private Equity	03/31/2026	73,338	273,667	*,⁺,5,8
Searchlight Capital II PV, L.P.	Private Equity	03/31/2026	144,401	518,336	*,⁺,5
Seventh Cinven Fund (No.1) Limited Partnership	Private Equity	09/30/2024	3,990,524	4,654,456	⁺,9
Sixth Cinven Fund (No.2) Limited Partnership	Private Equity	03/31/2026	64,248	248,702	⁺,5
Sixth Cinven Fund (No.3) Limited Partnership	Private Equity	10/30/2020	1,630,909	1,886,478	⁺,5,8
Sixth Cinven Fund (No.4) Limited Partnership	Private Equity	03/31/2026	5,186	20,076	⁺,5
Ufenau Continuation 3, SLP	Private Equity	04/14/2022	22,288,255	23,999,284	*,⁺
Verdane Capital IX (D) AB	Private Equity	03/31/2026	761,645	656,474	⁺,5
Verdane Capital X (D) AB	Private Equity	03/31/2026	2,937,049	3,723,664	*,⁺,5
Verdane Edda II (D) AB	Private Equity	09/30/2024	614,373	997,107	*,⁺
Verdane Freya XI (D2) AB	Private Equity	03/31/2026	2,434,226	3,362,739	*,⁺,5
Verdane Freya XII (D2) AB	Private Equity	03/31/2026	—	—	*,⁺,5
Verdane Idun I (D) AB	Private Equity	09/30/2024	1,006,757	785,084	*
Verdane Lìf Continuation I (D1) AB	Private Equity	05/06/2026	8,207,841	7,871,555	*,⁺,5
VIP SIV I LP	Private Equity	05/06/2022	11,377,245	23,795,587	*,⁺
VVI I S.C.Sp.	Private Equity	02/27/2026	2,726,519	3,875,551	⁺,5
VVI SIV I S.C.Sp.	Private Equity	02/27/2026	1,762,590	2,255,355	⁺,5
WPEF VII Feeder 1 ILP	Private Equity	04/01/2026	1,493,015	1,804,986	*,⁺,5
WPEF VII Feeder 2 ILP	Private Equity	01/07/2025	2,128,131	3,254,375	*,⁺
WREP#2 Luxco S.à r.l.	Real Assets	07/12/2021	132,673	469,701	*,8
Total Europe			$782,489,518	$953,554,567
North America - 62.7% of NAV
ABRY Partners IX, L.P.	Private Equity	01/01/2025	$2,238,470	$2,353,343	*,⁺,8

StepStone Private Markets

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Investment Funds (continued)
North America (continued)
Accel-KKR Capital Partners V, LP	Private Equity	03/31/2026	$1,520,142	$1,413,902	⁺,5
Accordion DC Holdings, LP	Private Equity	12/08/2022	5,262,461	7,970,435	*
AE Industrial Partners Fund II, LP	Private Equity	12/31/2024	1,756,242	2,448,229	⁺
AEA Investors Fund V LP	Private Equity	12/31/2021	1,226	140,142	*,⁺,9
AHP Fund I PV Feeder L.P.	Private Equity	12/28/2020	2,740,880	2,301,216	*,⁺
AHP Fund II PV Feeder L.P.	Private Equity	12/28/2020	9,429,068	12,242,464	*,⁺
AKKR Isosceles CV LP	Private Equity	06/26/2025	8,669,685	9,000,055	*,⁺,5
AKKR Strategic Capital LP	Private Equity	10/24/2024	15,310,846	23,323,024	*,⁺
Album Ventures MSL-C, LP	Private Equity	04/21/2022	3,927,756	5,295,565
Aldrich Capital Partners Fund, LP	Private Equity	04/06/2026	163,834	384,932	*,⁺,5
Amaranth DC Holdings, LP	Private Equity	02/23/2024	29,170,556	36,158,818	*
American Industrial Partners Capital Fund V, L.P.	Private Equity	03/31/2026	229,063	245,170	*,⁺,5
American Industrial Partners Capital Fund VI, L.P.	Private Equity	03/31/2026	1,248,708	1,042,551	⁺,5
Ampersand CF Limited Partnership	Private Equity	11/13/2020	798,017	1,780,290	*
Apollo Investment Fund IX, L.P.	Private Equity	10/01/2024	15,211,450	15,537,586	*,⁺,9
Apollo Natural Resources Partners II, L.P.	Real Assets	04/01/2021	332,192	362,824	⁺,9
Apollo Overseas Partners (Delaware 892) VIII, L.P.	Private Equity	04/01/2021	1,177,218	738,158	⁺,9
Apollo Overseas Partners (Lux) IX, SCSp	Private Equity	10/01/2024	1,814,105	1,576,932	*,⁺
Apollo Overseas Partners IX, L.P.	Private Equity	01/01/2022	3,810,469	4,276,327	*,⁺,5,9
Aquiline Financial Services Continuation Fund L.P.	Private Equity	05/30/2024	10,579,394	16,761,347	*,⁺
Aquiline Financial Services Fund IV L.P.	Private Equity	10/01/2025	4,333,722	6,053,863	*,⁺,5
Aquiline Financial Services Fund V L.P.	Private Equity	05/22/2024	767,404	929,412	*,⁺
Arbor Investments V-A, L.P.	Private Equity	03/31/2026	1,516,543	1,653,900	*,⁺,5
ArcLight Infrastructure Partners Feeder-B, L.P.	Real Assets	10/16/2025	25,148,872	25,689,450	⁺,5
Ares Pathfinder Fund (Offshore), L.P.	Private Debt	04/01/2023	32,200,869	33,039,387	*,⁺
Audax Private Equity Beacon CF, L.P.	Private Equity	08/08/2025	1,554,388	1,628,719	*,⁺,9
Audax Private Equity Fund IV CF, L.P.	Private Equity	12/24/2020	4,891,365	4,165,058	*,⁺
Audax Private Equity Fund V-B, L.P.	Private Equity	06/28/2024	11,331,823	7,631,142	*,⁺,9
Audax Private Equity Fund VI-A, L.P.	Private Equity	06/28/2024	35,225,210	36,729,051	9
Audax Private Equity Fund VI-B, L.P.	Private Equity	12/31/2025	1,234,047	1,536,766	5
Audax Private Equity Solutions Fund, L.P.	Private Equity	06/28/2024	3,117,319	3,656,318	*,⁺
Azimuth Energy Partners III LP	Real Assets	09/30/2024	185,701	192,442	*,11
Bain Capital Beacon Holdings, L.P.	Private Equity	03/24/2025	13,365,364	18,977,842	*,⁺
Bain Capital Fund XI, L.P.	Private Equity	03/31/2026	312,663	362,065	*,⁺,5
Bain Capital Fund XII, L.P.	Private Equity	03/31/2026	836,329	2,358,110	*,⁺,5
Bain Capital Fund XIII, L.P.	Private Equity	03/31/2026	2,360,881	3,314,603	*,⁺,5
Bay Ridge Journey, LLC	Real Assets	07/31/2025	17,754,917	18,817,640	⁺,7
Berkshire Fund VIII, L.P.	Private Equity	09/04/2021	2,182,747	318,735	*,⁺,6
Berkshire Fund IX Coinvestment Fund, L.P.	Private Equity	06/28/2024	14,054,141	21,542,108	*,⁺,8
Berkshire Fund IX, L.P.	Private Equity	09/04/2021	3,057,952	3,764,159	⁺,6

StepStone Private Markets

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Investment Funds (continued)
North America (continued)
Berkshire Fund IX-A, L.P.	Private Equity	01/02/2026	$1,662,531	$1,846,764	⁺,5
Berkshire Fund X, L.P.	Private Equity	09/04/2021	10,751,918	13,307,920	⁺,6
BlackRock Private Equity Primaries 2024 (Lux) SCSp	Private Equity	04/14/2026	—	—	*,5
Blackstone Capital Partners VI L.P.	Private Equity	01/01/2021	400,704	297,826	⁺,9
Blue Owl GP Stakes IV Offshore Investors LP	Private Equity	01/02/2026	4,839,426	6,641,691	*,⁺,5
Blue Owl Opportunistic Lending Fund (Offshore) LP	Private Debt	10/01/2025	9,675,203	11,074,435	⁺,5
Blue Point Capital Partners III, L.P.	Private Equity	06/30/2022	1,971,361	1,314,212	*,⁺,8
Blue Point Capital Partners IV, L.P.	Private Equity	06/30/2022	9,079,682	8,737,219	*,⁺,8
Blue Point Capital Partners V (A), L.P.	Private Equity	06/30/2022	3,983,437	3,731,104	*,⁺
Blue Road Capital PV II, L.P.	Real Assets	08/27/2024	20,028,143	22,550,086	*,⁺
Brookfield Capital Partners IV (ER) L.P.	Private Equity	09/30/2024	750,334	835,493	⁺
Brookfield Infrastructure Fund IV (ER) SCSp	Real Assets	01/30/2024	3,483,802	4,048,622	⁺,9
BV RN Continuation Fund, L.P.	Private Equity	10/10/2023	3,645,900	8,050,043	*,⁺
Catterton Partners VII, L.P.	Private Equity	12/31/2021	5,260,059	2,459,328	*,⁺
CD&R Value Building Partners I, L.P.	Private Equity	12/17/2021	8,163,282	12,064,960
Centerbridge Falcon Acquisition Fund, L.P.	Private Equity	08/21/2025	13,984,444	17,407,898	*,⁺
Centre Lane Partners V, L.P.	Private Equity	01/02/2026	3,387,359	3,632,861	*,⁺,8
Charlesbank Equity Fund IX, Limited Partnership	Private Equity	06/28/2024	31,914,161	32,367,335	*,⁺,8
Charlesbank Equity Fund X, Limited Partnership	Private Equity	06/28/2024	25,170,778	28,949,718	⁺,8
Charlesbank Equity Overage Fund X, Limited Partnership	Private Equity	06/28/2024	3,508,816	3,077,802	⁺,8
Chicago Pacific Founders Fund, L.P.	Private Equity	06/28/2024	3,544,206	3,505,041	*,⁺,8
Chicago Pacific Founders Fund II-A, L.P.	Private Equity	06/28/2024	3,065,116	4,878,845	*,⁺
CIVC Partners Fund VI, L.P.	Private Equity	12/31/2025	4,832,204	6,047,865	*,⁺,6
CIVC Partners Fund VI-A, L.P.	Private Equity	12/31/2025	556,169	681,278	*,⁺,5
Clayton, Dubilier & Rice Fund IX, L.P.	Private Equity	03/31/2026	800,830	1,265,733	*,⁺,5
Clayton, Dubilier & Rice Fund X, L.P.	Private Equity	12/31/2021	7,468,377	7,169,659	⁺,5,8,9
Clearlake Capital Partners VI (Offshore), L.P.	Private Equity	09/29/2022	14,467,510	14,736,070	*,⁺
Clearlake Capital Partners VI, L.P.	Private Equity	12/30/2022	7,539,853	7,962,344	*,⁺
Clearlake Capital Partners VII, L.P.	Private Equity	04/01/2026	2,667,797	2,973,437	*,⁺,8
Clearlake Capital Partners VIII, L.P.	Private Equity	04/01/2026	620,998	670,015	⁺,8
Consonance Concord CF PV, L.P.	Private Equity	11/19/2025	34,733,495	52,087,578	*,⁺,5
Cortec Group Fund VII, L.P.	Private Equity	12/31/2024	2,475,693	3,275,563	*,⁺,8
Cortland Growth and Income, L.P.	Real Assets	04/01/2022	27,806,764	16,909,151	15
Court Square Capital Partners (Offshore) III, L.P.	Private Equity	03/07/2024	11,345,868	7,656,041	⁺
Court Square Capital Partners III, L.P.	Private Equity	03/07/2024	13,390,727	8,573,963	⁺,9
Court Square Capital Partners V, L.P.	Private Equity	03/07/2024	1,583,302	1,330,868	⁺
DC Front Range Holdings I, LP	Real Assets	10/03/2025	6,339,238	8,378,307	*,5
DC Trident Holdings I, LP	Real Assets	10/03/2025	7,944,476	8,770,615	*,5
DigitalBridge Partners, LP	Real Assets	10/03/2025	10,256,343	10,539,671	*,⁺,8
DigitalBridge Valhalla Partners I-B, L.P.	Real Assets	10/03/2025	8,687,571	9,849,615	*,5

StepStone Private Markets

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Investment Funds (continued)
North America (continued)
Dover Street XI Feeder Fund L.P.	Private Equity	06/30/2026	$1,547,640	$1,846,034	*,⁺,5
Dunes Point Capital Fund III-A, L.P.	Private Equity	10/12/2023	28,876,438	38,270,360	*,⁺
Encore Consumer Capital Fund (PV) IV, LP	Private Equity	06/30/2022	3,584,241	3,419,418	⁺
Encore Consumer Capital Fund III, LP	Private Equity	06/30/2022	9,931,442	20,228,278	*,⁺,9
Encore Consumer Capital Lion CF, LP	Private Equity	12/09/2025	6,813,789	7,982,448	*,⁺,9
ERA Blade Continuation Fund Parallel LP	Real Assets	08/11/2025	25,022,135	27,466,300	*,⁺,5
Excellere Capital Fund II, L.P.	Private Equity	04/01/2021	6,015,778	4,452,891	*,⁺,5
Excellere Capital Fund III, L.P.	Private Equity	09/30/2025	10,402,168	8,714,879	*,⁺,5
FFL Parallel Fund IV, L.P.	Private Equity	01/01/2021	437,596	441,710	*,⁺,9
FineLine CV L.P.	Private Equity	11/18/2024	13,214,505	18,556,903	*,⁺
First-Party Time VI LLC	Private Equity	07/02/2024	3,541,496	5,561,792	*
Francisco Partners V, L.P.	Private Equity	10/01/2024	10,052,256	11,425,564	*,⁺,9
Francisco Partners VI, L.P.	Private Equity	10/01/2024	4,036,032	5,129,065	*,⁺,9
Franklin BSP Capital Corporation (2,276,656 common shares)	Private Debt	03/31/2022	28,968,414	29,103,525	16
Frontier Continuation Fund V, L.P.	Private Equity	11/20/2025	27,220,446	30,292,508	*,⁺,5
FS Equity Partners VIII, L.P.	Private Equity	12/31/2025	13,886,020	14,716,264	*,⁺,8
FS Equity Partners IX, L.P.	Private Equity	12/31/2025	3,318,527	2,889,282	*,⁺,5
Fulcrum Capital Partners V, LP	Private Equity	12/31/2021	1,830,253	1,718,835	*,⁺
GA Continuity Fund II, L.P.	Private Equity	03/14/2025	14,517,414	19,824,428	*,⁺,5
Genstar Capital Partners IX, L.P.	Private Equity	09/30/2024	5,730,959	6,890,324	*,⁺,8,9
Genstar Capital Partners X, L.P.	Private Equity	09/30/2024	2,876,129	3,631,812	*,⁺,9
Genstar IX Opportunities Fund I, L.P.	Private Equity	09/30/2024	1,010,086	1,063,010	*,⁺,9
Genstar X Opportunities Fund I, L.P.	Private Equity	09/30/2024	706,132	1,063,391	*,⁺,9
Global Infrastructure Partners II-C, L.P.	Real Assets	06/30/2021	8,056,416	1,471,390	⁺
Global Infrastructure Partners III-B Feeder Fund, L.P.	Real Assets	03/31/2026	1,418,898	1,455,821	⁺,5
Global Infrastructure Partners III-C, L.P.	Real Assets	04/01/2026	5,418,872	5,147,279	⁺,5
Global Infrastructure Partners IV-C, L.P.	Real Assets	06/30/2025	85,464,376	93,235,876	⁺,5
Golden Gate Capital Fund VII-A, L.P.	Private Equity	12/31/2025	1,416,824	896,218	*,⁺,5
Golden Gate Capital Opportunity Fund-A, L.P.	Private Equity	12/31/2025	7,693,670	11,660,831	⁺,5
Gores Capital Partners III, L.P.	Private Equity	01/01/2021	2,701	80,546	*,⁺,9
GrandBanks Capital Venture Fund II LP	Private Equity	09/30/2025	2,240,085	3,379,061	*,⁺,5
Great Hill Equity Partners VI, L.P.	Private Equity	12/31/2025	3,511,927	4,381,634	*,⁺,5,8
Great Hill Equity Partners VI-A, L.P.	Private Equity	12/31/2025	—	8,906	*,5,8
Great Hill Equity Partners VII, L.P.	Private Equity	12/31/2025	3,371,598	3,563,130	*,⁺,5,8
Great Hill Equity Partners VII-A, L.P.	Private Equity	12/31/2025	528,618	614,602	*,5,8
Great Hill Equity Partners VIII, L.P.	Private Equity	12/31/2025	7,492,190	8,173,835	*,⁺,5
Green Equity Investors CF III-B, L.P.	Private Equity	12/21/2023	862,065	641,928	*,⁺,9
Green Equity Investors CF IV-B, L.P.	Private Equity	04/17/2025	247,211	242,968	*,⁺
Green Equity Investors CF IV-C, L.P.	Private Equity	04/15/2025	3,423,635	3,904,368	*,⁺,5
Green Equity Investors Offshore Fund VII, L.P.	Private Equity	09/30/2022	4,459,576	2,864,741	*,⁺

StepStone Private Markets

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Investment Funds (continued)
North America (continued)
Green Equity Investors Offshore Fund VIII, L.P.	Private Equity	09/30/2022	$2,689,647	$4,226,109	*,⁺
Green Equity Investors Side CF III-B, L.P.	Private Equity	12/21/2023	4,598,073	3,444,789	*,⁺
Green Equity Investors Side VII, L.P.	Private Equity	06/30/2023	31,453,081	25,587,732	*,⁺
Green Equity Investors Side IX, L.P.	Private Equity	06/30/2022	4,624,130	5,944,296	*,⁺
Green Equity Investors VII, L.P.	Private Equity	06/30/2022	8,651,886	5,339,947	*,⁺,9
Green Equity Investors VIII, L.P.	Private Equity	06/30/2022	3,064,031	4,911,091	*,⁺,9
Gridiron Capital Fund II, L.P.	Private Equity	04/01/2021	538,422	8,044	*,⁺,8
Gryphon Partners IV, L.P.	Private Equity	12/31/2021	1,292,533	1,498,063	⁺
GTCR Fund XII LP	Private Equity	12/31/2024	3,660,009	3,764,319	⁺,8
GTCR Oak Fund LP	Private Equity	12/16/2025	23,241,432	25,688,067	*,⁺,5,8
H.I.G. Advantage Buyout Fund, L.P.	Private Equity	01/02/2026	9,359,185	9,425,893	⁺,5,8
H.I.G. Advantage Buyout Fund II, L.P.	Private Equity	01/02/2026	2,656,047	1,011,839	*,⁺,8
H.I.G. Middle Market LBO Fund III, L.P.	Private Equity	01/02/2026	10,871,920	12,808,398	*,⁺,8
H.I.G. Middle Market LBO Fund IV, L.P.	Private Equity	01/02/2026	7,398,109	8,559,482	*,⁺,8
H.I.G. Realty Credit SRE Non-REIT Feeder Fund, L.P.	Real Assets	10/01/2021	5,899,483	3,166,287	⁺
H.I.G. Small-Cap & Growth Buyout Fund IV, L.P.	Private Equity	12/31/2025	193,073	152,960	*,⁺,8
Halifax Capital Partners IV, L.P.	Private Equity	06/30/2023	11,553,319	18,264,375	*,⁺,9
Halifax Capital Partners V, L.P.	Private Equity	06/30/2023	327,110	660,849	*,⁺
Harvest Partners IX (Parallel), L.P.	Private Equity	11/01/2022	8,121,058	8,099,326	⁺
Harvest Partners VI, L.P.	Private Equity	03/31/2021	1,667,265	263,844	*,⁺,7
Harvest Partners VII (Parallel), L.P.	Private Equity	11/01/2022	9,154,028	9,184,967	*,⁺
Harvest Partners VII, L.P.	Private Equity	11/01/2022	17,399,433	17,389,288	*,⁺
Hellman & Friedman Capital Partners VIII, L.P.	Private Equity	09/30/2024	4,552,198	4,448,232	⁺,5,8,9
Hellman & Friedman Capital Partners IX, L.P.	Private Equity	06/30/2022	16,925,050	23,207,976	⁺,8,9
Hellman & Friedman Capital Partners X (Parallel), L.P.	Private Equity	03/31/2026	2,022,429	2,547,029	⁺,5
Hellman & Friedman Capital Partners X, L.P.	Private Equity	09/30/2024	5,341,343	6,220,154	⁺,9
Hellman & Friedman Capital Partners XI (Parallel), L.P.	Private Equity	03/31/2026	—	—	*,⁺,5
Heritage Healthcare Innovation Fund II, L.P.	Private Equity	10/17/2024	12,732,443	13,594,390	*
Heritage Healthcare Innovation Fund IV, L.P.	Private Equity	10/17/2024	1,113,331	1,045,031	*,⁺
HPH II International FF, L.P.	Private Equity	07/12/2021	4,591,520	6,031,852	*,⁺
HPH III Investments Parallel Fund, L.P.	Private Equity	07/16/2024	15,456,253	21,209,556	*,⁺
HS Mohawk Fund I L.P.	Private Equity	03/28/2024	11,288,484	20,679,253	⁺
Imaginary I Opportunity, L.P.	Private Equity	04/21/2022	3,000,000	1,762,931	*
Insight Partners Continuation Fund II, L.P.	Private Equity	03/31/2023	36,763,109	51,275,707	⁺
Insight Partners Continuation Fund III, L.P.	Private Equity	10/08/2024	14,571,668	19,059,211	⁺
InstarAGF Essential Infrastructure Fund II (LUX-USD), SCSp	Real Assets	07/01/2025	12,356,044	16,019,985	*,⁺,8
Integrity Growth Partners Fund II, L.P.	Private Equity	07/31/2024	1,810,509	2,378,777	*,⁺
ISQ Global Infrastructure Fund III, L.P.	Real Assets	04/01/2026	6,982,543	8,352,402	⁺,5
Jade Equity Investors II, L.P.	Private Equity	07/10/2025	1,937,528	2,387,121	*,⁺,6
Jade Equity Investors Offshore Fund, L.P.	Private Equity	09/30/2022	1,423,008	1,810,995	*,⁺

StepStone Private Markets

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Investment Funds (continued)
North America (continued)
JFL Equity Investors VI, L.P.	Private Equity	07/31/2024	$20,965,583	$30,376,540	*,⁺
JFL-NG Continuation Fund, L.P.	Private Equity	10/27/2021	2,419,224	4,933,585	*,⁺
K1 Special Opportunities Fund, L.P.	Private Equity	03/31/2026	4,647,597	5,808,105	*,⁺,5
Kelso Breathe Investor (DE), L.P.	Private Equity	02/11/2021	3,512,013	5,369,598	⁺
KIA Teton, L.P.	Private Equity	01/20/2026	23,037,586	41,512,149	⁺,5
Kinderhook Capital Waste CV, L.P.	Private Equity	10/21/2025	14,434,170	15,669,207	*,⁺,5
KKR Global Infrastructure Investors III EEA (EUR) SCSp	Real Assets	04/01/2024	13,029,785	12,337,516	*,⁺,9
KKR Global Infrastructure Investors IV (EUR) SCSp	Real Assets	10/01/2024	22,550,410	27,251,334	⁺
KKR Global Infrastructure Investors IV (USD) SCSp	Real Assets	07/01/2024	44,592,141	55,428,908	⁺
KKR Health Care Strategic Growth Fund L.P.	Private Equity	10/01/2025	3,618,616	3,713,959	*,⁺,5
KPS Special Situations Fund IV, LP	Private Equity	09/30/2025	261,401	930,175	*,⁺,9
KPS Special Situations Fund V, LP	Private Equity	09/30/2025	669,976	1,672,287	⁺,9
KPS Special Situations Fund V (A), LP	Private Equity	09/30/2025	2,534,706	2,944,346	⁺,5
KPS Special Situations Fund VI, LP	Private Equity	09/30/2025	139,330	246,529	⁺,9
KPS Special Situations Fund VI (A), LP	Private Equity	09/30/2025	528,755	570,250	⁺,5
KPS Special Situations Mid-Cap Fund, LP	Private Equity	09/30/2025	327,897	1,337,824	*,⁺,9
KPS Special Situations Mid-Cap Fund II, LP	Private Equity	09/30/2025	299,928	293,511	⁺,9
L Catterton VIII Offshore, L.P.	Private Equity	12/31/2021	1,085,002	1,035,203	*,⁺
Linden Capital Partners IV-A LP	Private Equity	09/30/2025	1,761,370	2,248,297	*,⁺,5
LLR Equity Partners III, L.P.	Private Equity	04/02/2021	301,587	4,621	*,⁺,8
LSCP BTX CV-B LP	Private Equity	03/27/2026	4,570,280	4,755,900	*,⁺,5
Madison Dearborn Capital Partners VIII-C, L.P.	Private Equity	03/12/2021	736,164	711,624	⁺
MAF Investments IV LLC	Private Debt	08/01/2024	9,618,019	10,093,213
Marlin Equity Partners IV, L.P.	Private Equity	12/29/2023	2,997,167	1,670,855	*,⁺
Marlin Heritage, L.P.	Private Equity	12/31/2025	1,154,379	1,089,847	*,⁺,5
Marlin Heritage II, L.P.	Private Equity	12/31/2025	2,562,886	2,463,967	*,⁺,8
Marlin Heritage II-A, L.P.	Private Equity	12/31/2025	644,647	615,809	*,⁺,5
Maroon Investors, LP	Private Equity	07/13/2023	4,526,944	6,180,674	*,⁺
Mason Wells Buyout Fund IV, LP	Private Equity	03/31/2026	932,889	1,078,382	*,⁺,5
MetLife Investment Private Equity Partners II (Feeder), LP	Private Equity	06/28/2024	67,981,008	88,002,081	+
MiddleGround Partners II, L.P.	Private Equity	12/31/2025	7,770,518	8,360,507	*,⁺,5
MLC Private Equity Partners Feeder, L.P.	Private Equity	03/25/2024	208,814,046	284,923,429	⁺
Monogram Capital Partners I, L.P.	Private Equity	09/30/2025	3,713,254	2,895,997	*,⁺,6
Monogram Capital Partners II, L.P.	Private Equity	09/30/2025	2,679,167	2,389,823	*,⁺,5,6
Monogram Capital Partners III PV, L.P.	Private Equity	09/30/2025	9,674,043	11,410,406	*,⁺,5
Nautic Partners IX, L.P.	Private Equity	12/31/2025	5,676,639	7,864,380	*,⁺,8
Nautic Partners X, L.P.	Private Equity	12/31/2025	19,231,464	24,991,418	*,⁺,8
Nautic Partners XI, L.P.	Private Equity	12/31/2025	6,440,980	7,025,734	*,⁺,8
North Haven Infrastructure Partners III SCSp	Real Assets	03/31/2026	21,568,948	24,033,259	*,⁺,5
Novacap Financial Services I, L.P.	Private Equity	09/30/2024	245,427	182,335	*,⁺,11

StepStone Private Markets

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Investment Funds (continued)
North America (continued)
Novacap II, Limited Partnership	Private Equity	09/30/2024	$75,537	$103,222	*,⁺,11
Novacap Industries III, L.P.	Private Equity	09/30/2024	70,953	180,857	*,⁺,11
Novacap Industries IV, L.P.	Private Equity	09/30/2024	33,618	17,857	⁺,11
Novacap Industries V, L.P.	Private Equity	09/30/2024	376,446	513,816	*,⁺,11
Novacap International Industries V, L.P.	Private Equity	03/31/2026	2,473,345	3,107,265	*,⁺,5
Oak Hill Capital Partners V (Offshore 892), L.P.	Private Equity	01/29/2021	2,052,665	3,197,223	⁺
Oak Hill Capital Partners V (Offshore), L.P.	Private Equity	07/06/2023	24,964,051	35,908,946	⁺
Oak Hill Capital Partners VI (TE 892), L.P.	Private Equity	07/06/2023	9,292,925	12,108,897	⁺
Oak Hill Digital Opportunities Partners (TE 892), L.P.	Real Assets	07/19/2024	36,740,159	47,849,997	*,⁺
OceanSound Partners Fund, LP	Private Equity	02/28/2022	8,626,903	14,685,536	*,⁺,8
OCP North Fund Offshore LP	Private Equity	09/30/2025	37,500,000	51,892,537	*,5
Odyssey Investment Partners Fund IV, LP	Private Equity	04/01/2021	4,114	13,997	*,⁺
Odyssey Investment Partners Fund V, LP	Private Equity	12/31/2025	830,114	1,085,112	*,⁺,5
Odyssey Investment Partners Fund VI, LP	Private Equity	12/31/2025	15,821,552	20,334,305	*,⁺,8
Odyssey Investment Partners Fund VI-A, LP	Private Equity	12/31/2025	520,538	702,879	*,⁺,8
OEP VI Feeder (Cayman), L.P.	Private Equity	04/01/2026	58,663	125,626	*,⁺,5
OHCP V GA COI, L.P.	Private Equity	12/16/2020	2,030,931	3,742,713
Olympus Growth Fund VII, L.P.	Private Equity	07/31/2024	33,652,805	40,174,660	*,⁺,9
Onex Partners Leaf CV LP	Private Equity	03/26/2026	11,946,516	13,463,894	⁺,5
Paddington Partners, L.P.	Private Equity	01/10/2024	91,365,830	92,370,073	*,⁺
Pamlico Capital IV, L.P.	Private Equity	12/31/2024	4,090,835	4,192,384	*,⁺,8
Parallaxes Capital Opportunity Feeder Fund VI, L.P.	Private Equity	03/27/2024	5,173,244	7,090,186	*,⁺
Parallaxes Capital Opportunity Feeder Fund VII, L.P.	Private Equity	07/23/2025	1,688,477	1,956,267	*,⁺,5
Peak Rock Capital Fund III LP	Private Equity	01/02/2026	6,505,700	7,565,168	*,⁺,5
Peak Rock Capital Fund III-A LP	Private Equity	01/02/2026	836,515	991,714	*,⁺,5
Pegasus WSJLL Fund, L.P.	Private Equity	12/14/2021	13,305,170	15,209,939	*,⁺
Pine Brook Capital Partners II, L.P.	Private Equity	12/31/2020	953,734	1,414,024	⁺,9
Platinum Equity Capital Partners IV, L.P.	Private Equity	09/30/2024	14,984,632	12,698,652	*,⁺,9
Platinum Equity Capital Partners V, L.P.	Private Equity	09/30/2024	22,543,122	21,608,040	*,⁺,9
PlayCore CV, L.P.	Private Equity	11/21/2024	7,633,102	10,747,257	*,⁺
Poplar DC Holdings, LP	Private Equity	07/01/2024	23,617,051	22,828,315	*
Providence Cameron (ATG) Co-Investment L.P.	Private Equity	09/11/2024	18,748,433	26,750,003	*,⁺
Providence Cameron (MO) Co-Investment L.P.	Private Equity	09/11/2024	317,987	—	*,⁺
Providence Cameron (W) Co-Investment L.P.	Private Equity	09/11/2024	43,173,637	60,114,407
Providence Equity Partners IX-A S.C.Sp.	Private Equity	09/11/2024	30,772,935	37,362,724	*,⁺
PSG Sequel-A L.P.	Private Equity	01/31/2025	43,323,938	53,287,949	*,⁺
PSG V L.P.	Private Equity	04/01/2026	3,328,160	4,061,810	*,⁺,8
PTEV, L.P.	Private Equity	12/30/2021	1,559,649	1,824,688	*,⁺,6
PWP Growth Equity Fund I (B) LP	Private Equity	09/30/2025	2,781,655	3,900,364	*,⁺,5
PWP Growth Equity Fund II B LP	Private Equity	09/30/2025	3,187,317	5,794,094	*,⁺,5

StepStone Private Markets

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Investment Funds (continued)
North America (continued)
Redpoint Omega III, L.P.	Private Equity	12/31/2024	$2,685,087	$2,599,531	*
Rembrandt Venture Partners Fund Two, L.P.	Private Equity	09/30/2025	2,346,796	2,830,349	*,8
Riverside Capital Appreciation Fund VI, L.P.	Private Equity	12/31/2021	1,948,567	1,618,270	*,⁺
Riverside Micro-Cap Fund IV B A, L.P.	Private Equity	12/31/2021	1,208,554	458,960	*,⁺
Riverside Micro-Cap Fund IV-A, L.P.	Private Equity	12/31/2021	9,698,083	7,223,173	*,⁺
Roark Capital Partners CF LP	Private Equity	08/26/2022	16,875,154	30,258,166	⁺
Roark Capital Partners II Sidecar LP	Private Equity	12/31/2025	1,858,435	1,929,998	*,⁺,5
Roark Capital Partners V (TE) LP	Private Equity	12/31/2025	2,911,276	3,253,386	⁺,5
Roark Capital Partners VII (OS) LP	Private Equity	01/02/2026	—	—	*,⁺,5
Rocket Fuel III LLC	Private Equity	07/02/2024	3,551,318	3,915,324	*
Saw Mill Capital Investors, L.P.	Private Equity	04/09/2021	—	23,193	*,⁺,7
SBJ Fund, LP	Private Equity	07/31/2023	1,328,784	1,154,851	*,⁺,8
Sea Change IV LLC	Private Equity	07/02/2024	482,622	874,185	*
Sentinel Capital Partners VI, L.P.	Private Equity	01/07/2025	2,419,827	2,303,490	*,⁺,8
Sentinel MCA AV, L.P.	Private Equity	10/13/2023	7,627,875	8,788,586	*,⁺
Sixth Street Opportunities Partners IV (B), L.P.	Private Equity	04/06/2026	1,009,417	1,340,771	*,⁺,5
SK Capital Partners V-A, L.P.	Private Equity	01/01/2025	2,132,603	1,692,034	*,⁺
SkyKnight Capital II CV B, L.P.	Private Equity	10/29/2024	77,869,406	103,681,823	*,⁺
SkyKnight TG Holdings, L.P.	Private Equity	08/01/2025	8,749,896	9,028,678	*,⁺,5
SL SPV-4 - A, L.P.	Private Equity	03/19/2025	4,500,000	8,253,545	*,⁺,5
Snowhawk Capital Digital Opportunities Fund I-A L.P.	Real Assets	04/17/2026	14,965,095	22,031,309	⁺,5
Snowhawk Crane Coinvest LP	Real Assets	04/17/2026	3,587,412	4,207,942	*,⁺,5
Snowhawk Partridge Coinvest B, LP	Real Assets	04/17/2026	4,054,033	7,242,766	*,5
SPC Partners IV, L.P.	Private Equity	03/31/2021	983,817	184,637	*,⁺,8
SPC Partners V, L.P.	Private Equity	12/31/2020	166,961	146,926	*,⁺,9
Stellex Capital Partners LP	Private Equity	03/31/2026	1,263,968	1,085,297	*,⁺,5
Stellex Capital Partners II-A LP	Private Equity	03/31/2026	3,533,212	4,435,571	⁺,5
Sterling Investment Partners III, L.P.	Private Equity	01/01/2021	696,691	541,668	⁺,9
Sterling Investment Partners XK Opportunities Fund-A, L.P.	Private Equity	10/23/2025	15,769,753	16,982,733	*,⁺,5
Stone Point CV, L.P.	Private Equity	10/29/2025	25,379,667	31,226,080	*,⁺,5
Stonepeak Infrastructure Fund III LP	Real Assets	09/29/2023	5,731,917	5,893,375	⁺,8
Strategic Value Spurs A, L.P.	Real Assets	12/13/2024	24,961,380	30,654,740	*,⁺
Stripes Continuation Feeder Fund, LP	Private Equity	10/29/2021	3,183,746	1,726,912	*,⁺
Summit Partners Growth Equity Fund IX-B, L.P.	Private Equity	09/30/2024	1,955,533	1,845,478	*,⁺
Summit Partners Growth Equity Fund X-A, L.P.	Private Equity	09/30/2025	20,024,327	24,471,965	⁺,6,8
Summit Partners Growth Equity Fund X-B, L.P.	Private Equity	09/30/2024	4,632,174	5,776,116	⁺,5
Summit Partners Growth Equity Fund XI-A, L.P.	Private Equity	09/30/2025	15,192,307	18,330,320	*,⁺,6,8
Summit Partners Growth Equity Fund XI-B, L.P.	Private Equity	09/30/2024	3,517,529	4,250,700	*,⁺,5
TA Atlantic and Pacific VI L.P.	Private Equity	03/31/2026	107,384	165,769	*,⁺,5
TA Atlantic and Pacific VII-B L.P.	Private Equity	12/31/2020	1,359,289	2,521,854	⁺,5,9

StepStone Private Markets

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Investment Funds (continued)
North America (continued)
TA XII-A, L.P.	Private Equity	12/31/2025	$2,263,165	$2,437,536	⁺,8
TA XII-B, L.P.	Private Equity	12/31/2025	755,219	808,908	⁺,5
TA XIII-A, L.P.	Private Equity	12/31/2025	3,951,904	4,453,782	⁺,8
TA XIII-B, L.P.	Private Equity	12/31/2025	3,727,830	4,375,905	⁺,5
TA XIV-B, L.P.	Private Equity	03/31/2026	2,729,286	3,213,138	*,⁺,5
TA XV-B, L.P.	Private Equity	03/31/2026	912,910	985,443	*,⁺,5
Tenex Capital Partners II, L.P.	Private Equity	04/01/2026	281,925	376,535	*,⁺,5,8
The Resolute III Continuation Fund, L.P.	Private Equity	09/27/2024	107,946,342	125,172,068	*,⁺
THL HT Parallel SPV, L.P.	Private Equity	11/30/2020	2,397,233	5,233,179	⁺
Thoma Bravo Discover Fund II, L.P.	Private Equity	04/01/2026	127,143	131,941	*,⁺,5
Thoma Bravo Discover Fund II-A, L.P.	Private Equity	04/01/2026	1,796,681	1,864,476	*,⁺,5
Thoma Bravo Discover Fund III, L.P.	Private Equity	01/01/2025	3,157,779	4,340,679	*,⁺,8
Thoma Bravo Discover Fund, L.P.	Private Equity	04/01/2026	96,888	120,241	*,⁺,5
Thoma Bravo Discover Fund A, L.P.	Private Equity	04/01/2026	461,750	573,045	*,⁺,5
Thoma Bravo Fund XI-A, L.P.	Private Equity	01/01/2022	3,703,148	1,590,170	*,⁺
Thoma Bravo Fund XII, L.P.	Private Equity	04/01/2026	18,793	59,648	*,⁺,5
Thoma Bravo Fund XII-A, L.P.	Private Equity	04/01/2026	265,597	838,255	*,⁺,5
Thoma Bravo Fund XIII, L.P.	Private Equity	09/30/2024	11,779,498	11,631,657	*,⁺,8,9
Thoma Bravo Fund XIII-A, L.P.	Private Equity	01/02/2026	910,024	929,491	*,⁺,5
Thoma Bravo Fund XIV, L.P.	Private Equity	09/30/2024	29,333,693	30,312,528	*,⁺,8,9
Thoma Bravo Fund XIV-A, L.P.	Private Equity	01/02/2026	2,238,634	2,331,868	*,⁺,5
Thoma Bravo Fund XV, L.P.	Private Equity	09/30/2024	4,810,146	5,688,351	*,⁺,9
Thoma Bravo Special Opportunities Fund II-A, L.P.	Private Equity	01/01/2022	1,404,367	1,329,205	*,⁺
Thomas H. Lee Equity Fund VIII, L.P.	Private Equity	01/02/2026	6,307,975	8,839,873	*,⁺,8
Thomas H. Lee Equity Fund IX, L.P.	Private Equity	01/02/2026	13,377,125	17,315,506	*,⁺,8
Thomas H. Lee Parallel Fund VIII, L.P.	Private Equity	01/02/2026	1,264,375	1,768,694	*,⁺,5
Thomas H. Lee Parallel Fund IX, L.P.	Private Equity	01/02/2026	1,239,739	1,600,715	*,⁺,5
Tiger Global Private Investment Partners XV Feeder, L.P.	Private Equity	03/23/2022	9,833,794	8,878,820	*,⁺
TowerBrook Investors III Trust	Private Equity	12/31/2020	107,310	12,708	*
TPG Growth II, L.P.	Private Equity	04/09/2021	154,383	113,712	*,⁺,8
TPG Healthcare Partners, L.P.	Private Equity	04/06/2026	607,500	769,832	*,⁺,5
TPG Healthcare Partners II, L.P.	Private Equity	04/06/2026	1,388,859	1,848,345	*,⁺,5
TPG Partners VII, L.P.	Private Equity	01/05/2023	13,269,635	9,870,070	*,⁺,5
TPG Partners VIII, L.P.	Private Equity	06/30/2022	61,392,936	80,152,520	⁺,5,7,8,9
TPG Partners IX, L.P.	Private Equity	04/06/2026	1,777,340	2,164,904	⁺,5
Trident VIII, L.P.	Private Equity	12/30/2022	10,992,485	14,028,889	*,⁺,5
Trident IX, L.P.	Private Equity	01/02/2026	7,441,671	8,744,258	⁺,8
Trinitas Capital Management, LLC	Private Debt	03/15/2024	33,800,000	28,901,638	9
Trinity Hunt Partners CF, L.P.	Private Equity	10/14/2022	24,496,227	34,422,567	*,⁺
Trinity Hunt Partners V, L.P.	Private Equity	09/30/2024	662,796	361,578	⁺

StepStone Private Markets

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Investment Funds (continued)
North America (continued)
Trive Capital Fund I (Offshore) LP	Private Equity	12/31/2021	$696,890	$952,757	*,⁺,5
Trive Capital Fund II (Offshore) LP	Private Equity	12/31/2021	4,078,522	7,059,511	*,⁺,5
Trive Capital Fund III LP	Private Equity	12/31/2021	6,172,958	4,875,217	*,⁺,7
Trive Capital Fund III-A LP	Private Equity	12/31/2021	4,447,051	9,457,574	*,⁺,5
Trive Capital Fund IV-A LP	Private Equity	12/31/2021	717,959	1,087,470	*,⁺
Trive Structured Capital Fund I-A LP	Private Equity	12/31/2021	3,517,164	4,350,626	*,⁺
Trivest Discovery Fund, L.P.	Private Equity	10/01/2024	277,725	351,519	*,⁺
Trivest Discovery Fund II-A, L.P.	Private Equity	10/01/2024	908,958	795,378	*,⁺
Trivest Fund V, L.P.	Private Equity	10/01/2024	142,711	165,065	*,⁺
Trivest Fund VI, L.P.	Private Equity	10/01/2024	496,891	726,716	*,⁺
Trivest Fund VII-A, L.P.	Private Equity	10/01/2024	1,321,797	1,312,904	*,⁺
Trivest Growth Investment Fund, L.P.	Private Equity	10/01/2024	382,640	360,015	*,⁺
Trivest Growth Investment Fund II, L.P.	Private Equity	10/01/2024	713,151	878,803	⁺
Trivest Recognition Fund-A, L.P.	Private Equity	10/01/2024	625,596	723,494	*,⁺
TriWest Capital Partners III, L.P.	Private Equity	09/30/2024	16	2,910	*,⁺,11
TriWest Capital Partners IV, L.P.	Private Equity	09/30/2024	92,809	50,755	⁺,11
TriWest Capital Partners V, L.P.	Private Equity	09/30/2024	549,019	396,072	⁺,11
Truelink Capital I-A, L.P.	Private Equity	04/30/2024	34,906,701	46,303,123	*,⁺
TSCP CV II, L.P.	Private Equity	09/08/2024	33,396,220	51,704,998	*,⁺
TSG9 L.P.	Private Equity	12/31/2025	7,280,199	7,884,488	⁺,8
TSG9 Parallel L.P.	Private Equity	12/31/2025	809,207	856,254	⁺,5
Vector Capital V, L.P.	Private Equity	12/31/2021	4,705,210	4,701,104	⁺
Vestar Capital Partners Rainforest, L.P.	Private Equity	04/09/2024	15,465,456	16,961,791	*,⁺
Vista Equity Endeavor Fund I-A, L.P.	Private Equity	01/01/2022	787,968	1,255,137	*,⁺
Vista Equity Endeavor Fund III-A, L.P.	Private Equity	04/23/2025	2,386,309	2,656,326	⁺,5
Vista Equity Partners Fund V, L.P.	Private Equity	12/31/2025	9,220,940	7,931,775	*,⁺,8
Vista Equity Partners Fund VIII, L.P.	Private Equity	04/23/2025	8,187,858	9,695,640	*,⁺,8
Vista Equity Partners Hubble, L.P.	Private Equity	06/23/2025	17,881,682	30,171,688	*,⁺,5
Vista Equity Partners Meadowbrook, L.P.	Private Equity	04/23/2025	22,642,497	25,366,869	*,⁺,8
Vista Foundation Fund V-A, L.P.	Private Equity	04/23/2025	1,165,345	1,158,449	⁺,5
Warburg Pincus Financial Sector, L.P.	Private Equity	09/30/2025	1,983,089	2,449,649	*,⁺,5
Warburg Pincus Global Growth-E, L.P.	Private Equity	09/30/2024	1,611,796	2,527,293	*,⁺
Warburg Pincus Jovian GG, L.P.	Private Equity	12/17/2024	104,312	248,634	⁺
Warburg Pincus Private Equity XI, L.P.	Private Equity	04/06/2026	11,032	12,941	*,8
Warburg Pincus Private Equity XII, L.P.	Private Equity	04/06/2026	853,896	1,246,600	*,5,8
Warburg Pincus Private Equity XII-D, L.P.	Private Equity	09/30/2024	1,219,222	1,477,885	*,9
Water Street Healthcare Partners II, L.P.	Private Equity	04/01/2021	553,537	19,950	*,⁺
Webster Equity Partners III-A, L.P.	Private Equity	04/29/2021	4,365,500	2,918,830	*,⁺
Webster Equity Partners III-B, L.P.	Private Equity	01/17/2024	573,368	1,142,442	*
WEP Terra Fund, L.P.	Private Equity	10/23/2024	6,018,018	9,588,000	*,⁺

StepStone Private Markets

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Secondary Investments - Non-Controlled/Non-Affiliated (continued)
Investment Funds (continued)
North America (continued)
West Street Real Estate Secondary Partners B, L.P.	Real Assets	12/10/2021	$5,089,300	$3,436,686	*,⁺,6
West Street Strategic Solutions Offshore Fund I, L.P.	Private Debt	10/01/2025	9,842,426	11,204,135	*,⁺,5
WestCap Strategic Operator Offshore Feeder, L.P.	Private Equity	04/13/2022	6,518,684	4,508,603	⁺
WestCap Strategic Operator US Feeder Fund, L.P.	Private Equity	04/13/2022	15,056,360	10,426,086	*,⁺,8
Westview Capital Partners III, L.P.	Private Equity	12/31/2021	1,986,948	647,587	*,⁺,9
XPV Water Extended Value Fund LP	Private Equity	10/03/2022	9,803,622	11,864,891	*,⁺
Total North America			$3,295,282,671	$3,928,072,548
Rest of World - 1.8% of NAV
Bain Capital Asia Fund III, L.P.	Private Equity	03/31/2026	$207,377	$2,613,712	*,⁺,5
Bain Capital Asia Fund IV, L.P.	Private Equity	12/31/2024	1,421,570	1,594,607	*,⁺,5,8
Carlyle MENA Partners, L.P. and Parallel Vehicles	Private Equity	01/01/2021	62,224	294,854	*,⁺,9
Carlyle South America Buyout Fund, L.P. and Parallel Vehicles	Private Equity	01/01/2021	229,532	4,191	*,⁺,9
Coatue CT 162 LP	Real Assets	01/06/2026	25,125,000	25,051,287	*,5
CVC Capital Partners Asia Pacific IV L.P.	Private Equity	04/01/2026	64,036	108,776	*,⁺,5
Eve One Fund II L.P.	Private Equity	03/11/2022	9,750,000	11,359,037	*,⁺
MC Brazil Special Opportunities Fund STP, LP	Private Equity	03/30/2026	45,856,342	56,212,301	⁺,5
NewQuest Asia Fund IV HH, L.P.	Private Equity	04/25/2022	8,653,355	12,481,016	*,⁺
Pacific Equity Partners Fund VI, L.P.	Private Equity	12/31/2024	1,587,212	2,042,371	*,⁺
Vertex IV CF L.P.	Private Equity	01/04/2022	2,279,510	1,886,587	*,⁺
Total Rest of World			$95,236,158	$113,648,739
Total Investment Funds			$4,173,008,347	$4,995,275,854
Total Non-Controlled/Non-Affiliated Secondary Investments			$4,173,008,347	$4,995,275,854
Public Securities - Non-Controlled/Non-Affiliated - 0.2% of NAV					1,2
North America - 0.2% of NAV
Karman Holdings Inc. (194,591 common shares)	Public Securities	07/28/2025	$4,967,512	$9,713,983	*,9,10,17
Robinhood Markets, Inc. (84 common shares)	Public Securities	06/16/2026	8,242	8,424	*,5
Total North America			$4,975,754	$9,722,407
Total Non-Controlled/Non-Affiliated Public Securities			$4,975,754	$9,722,407
Short-Term Investments - Non-Controlled/Non-Affiliated - 0.9% of NAV
Fidelity Investments Money Market Government Portfolio — Class I, 3.53% (64,778,690 shares)	Money Market	N/A	$64,778,690	$64,778,690	18
Total Non-Controlled/Non-Affiliated Short-Term Investments			$64,778,690	$64,778,690
Total Non-Controlled/Non-Affiliated Investments - 103.3% of NAV			$5,430,739,795	$6,475,184,561
Secondary Investments - Controlled/Affiliated - 0.7% of NAV					1,2,3,4
Investment Funds - 0.7% of NAV
North America - 0.7% of NAV
Gemspring Capital Goliath Fund, LP	Private Equity	10/30/2024	$38,899,519	$45,274,582	*,⁺
Total North America			$38,899,519	$45,274,582
Total Investment Funds			$38,899,519	$45,274,582
Total Controlled/Affiliated Secondary Investments			$38,899,519	$45,274,582

StepStone Private Markets

Consolidated Schedule of Investments (continued)
June 30, 2026 (unaudited)

Investments	Asset Class	Acquisition Date	Cost	Fair Value	Footnotes
Total Controlled/Affiliated Investments - 0.7% of NAV			$38,899,519	$45,274,582
Total Investments - 104.0% of NAV			$5,469,639,314	$6,520,459,143
Liabilities in excess of other assets - (4.0)% of NAV				$(250,925,376)
Net Assets - 100.0% of NAV				$6,269,533,767

*	Investment is non-income producing.
⁺	Investment has been committed to but has not been fully funded.
1	Geographic region generally reflects the location of the investment manager or company.
2	Investments do not issue shares or hold outstanding principal, except where noted. The terms “shares” and “units” are used interchangeably.
3	Private investments typically do not permit redemptions or withdrawals, except at the discretion of their general partner, manager, or advisor. Final distribution dates are generally unknown unless specified. These investments are fair valued using net asset value as the practical expedient, unless otherwise noted, and are usually acquired through private placements with contractual resale restrictions that do not lapse. Each investment may have been purchased on different dates and for varying amounts. The acquisition date of the first purchase is listed in the Consolidated Schedule of Investments.
4	The fair value of any Secondary Investment, Primary Investment, or Co-Investment has not been calculated, reviewed, verified or in any way approved by any general partner, manager or advisor of such investments (including any of its affiliates).
5	All or a portion of this security is held by SPRIM Subsidiary LLC.
6	All or a portion of this security is held by SPRIM LLC - Series A.
7	All or a portion of this security is held by SPRIM LLC - Series B.
8	All or a portion of this security is held by SPRIM Cayman LLC.
9	All or a portion of this security is held by SPRIM Cayman II LLC.
10	All or a portion of this security is held by SPRIM Sidewalk LLC.
11	All or a portion of this security is held by SPRIM Blue Jay Investco ULC.
12	The fair value of the investment was determined using significant unobservable inputs.
13	A Collateralized Loan Obligation (“CLO”) is structured by pooling certain private loans, other lender assets, and their associated collateral. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities; interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by credit enhancements, such as a letter of credit, surety bond, limited guaranty or senior/subordination structures. These payments are divided into multiple tranches of debt securities, offering distinct maturity and credit risk profiles. Some tranches receive regular principal and interest installments, while others receive only interest, with principal due at maturity or upon specified call dates. Certain tranches are entitled to principal and accrued interest only at maturity or upon specified call dates. Each tranche carries a different interest rate, which may be fixed or floating.
14	A Collateralized Loan Obligation Warehouse (“CLO Warehouse”) is an entity organized for the purpose of holding syndicated bank loans, also known as leveraged loans, prior to the issuance of securities from that same vehicle. During the warehouse period, a CLO Warehouse will secure investments and build a portfolio of primarily leveraged loans and other debt obligations. The warehouse period terminates when the CLO vehicle issues various tranches of securities to the market. At this time, financing through the issuance of debt and equity securities is used to repay bank financing.
15	Investment offers quarterly redemptions with a one quarter notice period.
16	Investment offers annual redemptions.
17	Investment is subject to contractual sale restrictions and may not be sold or transferred until the lock-up period expires on July 20, 2026.
18	The rate reported is the 7-day effective yield at the period end.